RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Northern Genesis Acquisition Corp II [Member] - USD ($)	Sep. 30, 2021	Jan. 15, 2021
Common stock subject to possible redemption	$ 10.00	$ 10.00
Net tangible assets	$ 5,000,001	$ 5,000,001